UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual or annual report here]

Scharf Fund
Institutional Class – LOGIX
Retail Class – LOGRX

Scharf Multi-Asset Opportunity Fund
Institutional Class – LOGOX
Retail Class – LOGBX

Scharf Global Opportunity Fund
Retail Class – WRLDX

Scharf Alpha Opportunity Fund
Retail Class – HEDJX

SEMI-ANNUAL REPORT

March 31, 2021

Scharf Investments, LLC

(This Page Intentionally Left Blank.)

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TABLE OF CONTENTS

Letter from the President	2

To Our Shareholders	7

Expense Examples	10

Sector Allocation of Portfolio Assets	12

Schedules of Investments	16

Statements of Assets and Liabilities	32

Statements of Operations	34

Statements of Changes in Net Assets	36

Statement of Cash Flows	42

Financial Highlights	43

Notes to Financial Statements	49

Notice to Shareholders	68

Statement Regarding Liquidity Risk Management Program	69

Householding	69

Approval of Investment Advisory Agreement	70

Privacy Notice	76

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Letter from the President

Dear Fellow Shareholders,

It is story time in America. The better the story, the better the stock. Not since the Tech Bubble in 2000 have earnings become so disconnected from stock prices. Since stocks bottomed in March 2020, narrative above all else has stoked the imagination of investors—whether it be the pandemic stay-at-home and open-up stories coalescing around the growth vs. value trade, meme stocks, bitcoin’s mythology or the explicit and unique ability of SPACs to regale with grand financial forecasts. The lingua franca of all these riveting tales is risk.

Pent-up economic activity, $12 trillion in fiscal and monetary stimulus, and a market bounce from last year’s 34% decline in the S&P 500 all certainly justify a risk rally the past year. Lower quality stocks typically run for 12-18 months following a major market decline and this time has been no different. Value Line classifies its 1,700 stock universe into normally distributed Safety Ranks, which effectively serve as company quality ratings based on inputs such as financial strength and earnings persistence. Safety Rank 1 is the highest quality category. While quality served investors well during the early thralls of the pandemic in Q1 2020, risk has trounced it in the year since.

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Risk stories have bid up asset prices across nearly all sectors and equity styles—broad markets like the S&P 500, but also growth and value indices like the Russell 1000 Value and Russell 1000 Growth. Looking out to more normalized post-pandemic earnings in 2022, percentile valuation rankings are now not only near historical peaks for growth stocks, but also for value stocks.

While a broad reflation of the economy will likely make value stocks more attractive than their growth counterparts, we caution investors that now is the time to consider a rotation within value to quality from risk. Given the speed and severity of the last year’s risk rally, quality is trading near historical peak discounts vs. junk. We last witnessed similar discounts in the years following the tech wreck and the Global Financial Crisis.

We are finding the best risk-adjusted opportunities in quality companies that have the audacity of neither being the clearest beneficiaries of big secular growth or a reflationary, post-pandemic environment. In the aggregate, these “in-between” high-quality portfolio businesses delivered positive EPS growth in 2020 and we believe they offer attractive EPS growth through 2023 and beyond. They trade at significant discounts to an elevated market and still offer a significant equity risk premium.

Tales of boring, quality value stocks might not delight the Zoom cocktail party crowd. However, we believe they should amply capital appreciate and provide port in a storm when risks like rising interest rates, tax rates, sovereign debt levels, geopolitical pressures or a host of other unforeseen conditions invariably arise in a Shangri-La market.

The Scharf Investments Difference

Many traditional value managers concentrate exclusively on mean reversion of the value of a company’s assets or earnings. Since cyclical businesses tend to present wider earnings variability and higher reversion potential, value managers often over-index to lower quality, or cyclical businesses. In addition, traditional value investors are often attracted to similarly very low multiple “value traps,” or companies facing permanent secular decline. Timing the purchase of a cyclical business correctly is very difficult. Betting against structural competitive forces even more so.

Scharf Investments also believes in mean reversion. However, the firm asserts that mean reversion potential improves considerably when limiting stock selection to high quality businesses, or companies with superior earnings sustainability over an economic cycle, superior capital returns, strong balance sheets and

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shareholder-oriented management. The firm believes quality value tends to deliver material outperformance in adverse and consolidating markets and result in risk-adjusted outperformance over complete market cycles.

History does not repeat itself, but it sometimes rhymes. Pursuing a Hippocratic Oath derivation of investing, Scharf Investments is maniacally focused on first protecting client capital. The investment team generally limits stock selection to companies with top decile to quartile earnings predictability over the last economic cycle and performs deep research on stock and operating performance over decades of history, if available. All businesses change or evolve, most deteriorate. Some, however, have sustainable competitive advantages that the market temporarily misprices. The firm does deep research on a select group of businesses to separate the two.

Equity market participants sometimes focus more on forward one-year or less company performance and less on a company’s long-term prospects. Scharf Investments seeks to exploit near-term opportunities by extending the investment time horizon and investing in the continued strong normalized earnings power of a quality business at a reduced valuation. All stocks purchased must have 30% plus upside to assessed base case fair value and as importantly a 10-15% downside to bear case fair value. This 3-to-1 Favorability Ratio is a portfolio requirement and helps ensure the investment team purchases businesses with a sufficient margin of safety while also demanding compelling future returns. A superior earnings predictability requirement—past and future—may help preclude investments in value traps.

The Path Forward

While we are keeping a careful eye on the many uncertainties that exist today, we remain focused on executing our time-tested investment strategy of investing in attractively priced, quality companies with both predictable earnings and compelling favorability ratios. We believe history has shown that this is a proven way to build wealth over the long term.

I sincerely hope that you, your families and those closest to you are healthy and well. We’ve been through a great deal, but things are improving, millions of Americans are vaccinated, restrictions are being lifted, and hope abounds. Thank you for your continued trust and confidence in Scharf Investments and the Scharf Funds. My team and I welcome your comments and the opportunity to respond to your questions. Please don’t hesitate to reach out to us.

Best regards,

Brian Krawez, CFA
President and Portfolio Manager
May 1, 2021

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Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in securities representing equity or debt. These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods. These risks are greater for emerging markets. The Funds may invest in exchange-traded funds (“ETFs”) or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund. The Funds follow an investment style that favors relatively low valuations. Investment in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities. The Scharf Alpha Opportunity Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Scharf Alpha Opportunity Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs.

Forward earnings and EPS Growth are not measures of the Funds’ future performance.

Terms and Definitions:

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 1000® Growth Index is an unmanaged market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies that are included in the Russell 1000 Index. Growth-oriented stocks tend to have higher price-to-book ratios and higher forecasted growth values.

The Lipper Balanced Funds Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

The MSCI All Country World Index (Net) is a broad measure of stock performance throughout the world, with the exception of U.S.-based companies.

The HFRX Equity Hedge Index encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings of equities with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets.

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You cannot invest directly in an index.

The Value Line Safety Rank measures the total risk of a stock relative to the approximately 1,750 other stocks. It is derived from a stock’s Price Stability score and from the Financial Strength rating of a company. Safety Ranks are also given on a scale from 1 (Highest) to 5 (Lowest). Value Line is an independent investment research and financial publishing firm.

Earnings Per Share (EPS) is the portion of a company’s profit allocated to each outstanding share of common stock and serves as an indicator of a company’s profitability.

Favorability Ratio is a proprietary metric we use in stock selection. To qualify for purchase, securities must offer at least 3-to-1 upside potential compared with downside risk.

Price to Earnings Ratio (P/E) is a valuation ratio of a company’s current share price compared to its per-share earnings. Upside to historical median P/E and downside to historical median P/E are terms used to describe the adviser’s estimated reward and risk of an individual security.

Margin of Safety is a principle of investing in which an investor only purchases securities when the market price is significantly below its intrinsic value.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy and sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

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TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2021
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					Since	Since
	6	One	Three	Five	Inception	Inception
Cumulative:	Months	Year	Year	Year	12/30/11	1/28/15
Scharf Fund – Institutional Class	17.68%	41.37%	47.94%	67.32%	195.87%	N/A
Scharf Fund – Retail Class	17.52%	40.97%	46.64%	64.97%	N/A	72.57%
S&P 500® Index	19.07%	56.35%	59.25%	112.71%	281.60%	124.54%
(with dividends reinvested)
Annualized:
Scharf Fund – Institutional Class	—	—	13.95%	10.84%	12.44%	N/A
Scharf Fund – Retail Class	—	—	13.61%	10.53%	N/A	9.25%
S&P 500® Index	—	—	16.78%	16.29%	15.57%	14.01%
(with dividends reinvested)

SCHARF MULTI-ASSET OPPORTUNITY FUND
					Since	Since
	6	One	Three	Five	Inception	Inception
Cumulative:	Months	Year	Year	Year	12/31/12	1/21/16
Scharf Multi-Asset Opportunity
Fund – Institutional Class	12.04%	30.62%	37.96%	53.83%	108.88%	N/A
Scharf Multi-Asset Opportunity
Fund – Retail Class	11.90%	30.26%	36.92%	51.85%	N/A	61.84%
Lipper Balanced Funds Index	15.48%	37.31%	37.60%	64.54%	107.10%	76.06%
(with dividends reinvested)
Bloomberg Barclays U.S.
Aggregate Bond Index	-2.73%	0.71%	14.62%	16.51%	25.32%	18.96%
S&P 500® Index
(with dividends reinvested)	19.07%	56.35%	59.25%	112.71%	228.95%	135.52%
Annualized:
Scharf Multi-Asset Opportunity
Fund – Institutional Class	—	—	11.32%	9.00%	9.34%	N/A
Scharf Multi-Asset Opportunity
Fund – Retail Class	—	—	11.04%	8.71%	N/A	9.72%
Lipper Balanced Funds Index	—	—	11.23%	10.47%	9.23%	11.51%
(with dividends reinvested)
Bloomberg Barclays U.S.
Aggregate Bond Index	—	—	4.65%	3.10%	2.77%	3.40%
S&P 500® Index
(with dividends reinvested)	—	—	16.78%	16.29%	15.53%	17.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-572-4273.

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SCHARF GLOBAL OPPORTUNITY FUND
					Since
	6	One	Three	Five	Inception
Cumulative:	Months	Year	Year	Year	10/14/14
Scharf Global Opportunity Fund	21.59%	45.34%	50.96%	84.51%	102.86%
MSCI All Country World Index (Net)	19.93%	54.60%	40.77%	85.98%	91.81%
Annualized:
Scharf Global Opportunity Fund	—	—	14.72%	13.03%	11.57%
MSCI All Country World Index (Net)	—	—	12.07%	13.21%	10.61%

SCHARF ALPHA OPPORTUNITY FUND
					Since
	6	One	Three	Five	Inception
Cumulative:	Months	Year	Year	Year	12/31/15
Scharf Alpha Opportunity Fund	8.64%	10.78%	11.58%	8.66%	10.92%
HFRX Equity Hedge Index	10.63%	23.88%	6.43%	22.12%	18.54%
Bloomberg Barclays U.S.
Aggregate Bond Index	-2.73%	0.71%	14.62%	16.51%	20.05%
S&P 500® Index	19.07%	56.35%	59.25%	112.71%	115.58%
(with dividends reinvested)
Annualized:
Scharf Alpha Opportunity Fund	—	—	3.72%	1.67%	1.99%
HFRX Equity Hedge Index	—	—	2.10%	4.08%	3.29%
Bloomberg Barclays U.S.
Aggregate Bond Index	—	—	4.65%	3.10%	3.54%
S&P 500® Index	—	—	16.78%	16.29%	15.76%
(with dividends reinvested)

The gross expense ratios, as of the Funds’ registration statement dated January 28, 2021, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund are 0.98%, 1.23%, 1.51%, 1.76%, 2.13%, and 3.40%, respectively. The net expense ratios, as of the Funds’ registration statement dated January 28, 2021, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund represent the percentages paid by investors and are 0.89%, 1.14%, 1.00%, 1.25%, 0.90%, and 1.99%, respectively, after fee waivers and expense reimbursements, including acquired fund fees and expenses, interest, taxes and extraordinary expenses. Scharf Investments, LLC (the “Adviser”), the Funds’ investment adviser, has contractually agreed to waive fees through January 27, 2022 for the Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund. The Scharf Fund charges a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 60 days of purchase. The Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund charge a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 15 days of purchase. Had a redemption fee been included, returns would be lower.

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For the fiscal six months ended March 31, 2021, the Scharf Funds mutual funds performed as follows:

Scharf Fund Institutional Class and Retail Class returned 17.68% and 17.52%, respectively, compared to the 19.07% return for the S&P 500® Index (“S&P 500”). The key contributors to relative performance for the period were Kansas City Southern, Advance Auto Parts, Inc. and Berkshire Hathaway, Inc. – Class B. The key detractors from relative performance were Roche Holdings AG, Novartis AG – ADR, and Baidu Inc. – ADR.

Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class returned 12.04% and 11.90%, respectively, compared to the 15.48% return for the Lipper Balanced Funds Index, -2.73% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 19.07% return for the S&P 500. The key contributors to relative performance for the period were Kansas City Southern, Advance Auto Parts, Inc. and Berkshire Hathaway, Inc. – Class B.  The key detractors from relative performance were SPDR Gold Shares, iShares Silver Trust, and Roche Holdings AG.

Scharf Global Opportunity Fund returned 21.59% compared to the 19.93% return for the MSCI All Country World Index (Net). The key contributors to relative performance for the period were Grupo Televisa S.A.B., Porsche Automobil Holding SE, and Advance Auto Parts, Inc. The key detractors from relative performance were Baidu Inc. – ADR, Barrick Gold Corp., and Roche Holdings AG.

Scharf Alpha Opportunity Fund returned 8.64% compared to the 10.63% return for the HFRX Equity Hedge Index, -2.73% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 19.07% return for the S&P 500. The key contributors to relative performance for the period were Kansas City Southern, Advance Auto Parts, Inc. and Berkshire Hathaway, Inc. – Class B. The key detractors from relative performance were Short SPDR S&P 500 ETF Trust, Short Invesco QQQ Trust Series 1, and SPDR Gold Shares.

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EXPENSE EXAMPLES at March 31, 2021 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (10/1/20-3/31/21).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses, with actual net expenses being limited.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

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EXPENSE EXAMPLES at March 31, 2021 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Scharf Fund	10/1/20	3/31/21	10/1/20-3/31/21	Ratio*
Institutional Class
Actual	$1,000.00	$1,176.80	$4.67	0.85%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.64	$4.33	0.85%
Retail Class
Actual	$1,000.00	$1,175.20	$6.18	1.14%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.25	$5.74	1.14%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Multi-Asset	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/20	3/31/21	10/1/20-3/31/21	Ratio*
Institutional Class
Actual	$1,000.00	$1,120.40	$5.08	0.96%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Retail Class
Actual	$1,000.00	$1,119.00	$6.50	1.23%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.19	1.23%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Global	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/20	3/31/21	10/1/20-3/31/21	Ratio*
Retail Class
Actual	$1,000.00	$1,215.90	$4.20	0.76%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.14	$3.83	0.76%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Alpha	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/20	3/31/21	10/1/20-3/31/21	Ratio*
Retail Class
Actual(1)	$1,000.00	$1,086.40	$10.04	1.93%
Hypothetical (5% return
before expenses)(1)	$1,000.00	$1,015.31	$ 9.70	1.93%

(1)	Excluding interest expense and dividends on short positions, your actual expenses would be $5.57 and your hypothetical expenses would be $5.39.
*
Expenses are equal to the Fund’s annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

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SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2021 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2021 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2021 (Unaudited)

8.7%
1.3%
16.0%
5.7%
8.7%
16.3%
4.0%
8.3%
21.0%
10.0%
Communication Services – 16.0%
Consumer Discretionary – 16.3%
Consumer Staples – 8.3%
Financials – 10.0%
Health Care – 21.0%
Industrials – 4.0%
Information Technology – 8.7%
Materials – 5.7%
Preferred Stocks – 8.7%
Money Market Fund – 1.3%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF Alpha OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2021 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total long investments.

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SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Shares	COMMON STOCKS – 93.59%	Value

	Aerospace and Defense – 4.09%
42,605	Lockheed Martin Corp.	$15,742,548

	Beverages – 2.44%
91,685	Heineken N.V. (b)	9,420,848

	Biotechnology – 2.43%
61,250	Alexion Pharmaceuticals, Inc. (a)	9,365,737

	Building Products – 1.98%
127,475	Masco Corp.	7,635,753

	Chemicals – 3.09%
457,375	Valvoline, Inc.	11,923,766

	Construction & Engineering – 1.37%
40,730	Jacobs Engineering Group, Inc.	5,265,167

	Diversified Financial Services – 6.04%
91,109	Berkshire Hathaway, Inc. – Class B (a)	23,275,616

	Food Products – 2.95%
165,550	Danone (b)	11,357,258

	Health Care Providers & Services – 16.10%
241,605	Centene Corp. (a)	15,440,975
232,562	CVS Health Corp.	17,495,639
98,620	McKesson Corp.	19,234,845
76,873	Quest Diagnostics, Inc.	9,865,881
		62,037,340
	Insurance – 7.33%
15,343	Markel Corp. (a)	17,485,190
112,610	Progressive Corp.	10,766,642
		28,251,832
	Interactive Media & Services – 1.69%
29,943	Baidu, Inc. – ADR (a)	6,514,100

	IT Services – 3.53%
174,360	Cognizant Technology Solutions Corp. – Class A	13,621,003
	Machinery – 0.75%
42,350	Otis Worldwide Corp.	2,898,858

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Shares	COMMON STOCKS – 93.59%, Continued	Value

	Media – 8.96%
369,490	Comcast Corp. – Class A	$19,993,104
96,895	Liberty Broadband Corp. (a)	14,548,784
		34,541,888
	Personal Products – 2.84%
195,800	Unilever plc – ADR	10,931,514

	Pharmaceuticals – 6.74%
86,989	Johnson & Johnson	14,296,642
136,488	Novartis AG – ADR	11,666,994
		25,963,636
	Road & Rail – 4.79%
69,917	Kansas City Southern	18,452,495

	Software – 11.86%
122,115	Microsoft Corp.	28,791,053
241,080	Oracle Corp.	16,916,584
		45,707,637
	Specialty Retail – 4.61%
96,845	Advance Auto Parts, Inc.	17,770,089
	TOTAL COMMON STOCKS
	(Cost $247,623,056)	360,677,085

	PREFERRED STOCK – 4.00%

	Technology Hardware,
	Storage & Peripherals – 4.00%
238,560	Samsung Electronics Co., Ltd., 3.59% (b)	15,387,568
	TOTAL PREFERRED STOCK
	(Cost $3,864,938)	15,387,568

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Shares	MONEY MARKET FUND – 1.35%	Value
5,213,289	First American Treasury Obligations
	Fund, Class Z, 0.03% (c)	$5,213,289
	TOTAL MONEY MARKET FUND
	(Cost $5,213,289)	5,213,289
	Total Investments in Securities
	(Cost $256,701,283) – 98.94%	381,277,942
	Other Assets in Excess of Liabilities – 1.06%	4,099,415
	TOTAL NET ASSETS – 100.00%	$385,377,357

ADR	American Depo.sitory Receipt
(a)	Non-income producing security.
(b)	Foreign Issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Shares	COMMON STOCKS – 68.84%	Value

	Aerospace and Defense – 3.07%
4,159	Lockheed Martin Corp.	$1,536,750

	Beverages – 1.76%
8,593	Heineken N.V. (b)	882,951

	Biotechnology – 1.81%
5,914	Alexion Pharmaceuticals, Inc. (a)	904,310

	Building Products – 1.46%
12,235	Masco Corp.	732,876

	Chemicals – 2.40%
46,114	Valvoline, Inc.	1,202,192

	Construction & Engineering – 0.92%
3,549	Jacobs Engineering Group, Inc.	458,779

	Diversified Financial Services – 4.22%
8,276	Berkshire Hathaway, Inc. – Class B (a)	2,114,270

	Food Products – 2.01%
14,698	Danone (b)	1,008,330

	Health Care Providers & Services – 11.70%
23,311	Centene Corp. (a)	1,489,806
22,105	CVS Health Corp.	1,662,959
9,280	McKesson Corp.	1,809,971
7,000	Quest Diagnostics, Inc.	898,380
		5,861,116
	Hotels, Restaurants & Leisure – 1.38%
144,900	Domino’s Pizza Group plc (b)	693,168

	Insurance – 5.13%
1,456	Markel Corp. (a)	1,659,287
9,489	Progressive Corp.	907,243
		2,566,530
	Interactive Media & Services – 1.17%
2,697	Baidu, Inc. – ADR (a)	586,732
	IT Services – 2.57%
16,492	Cognizant Technology Solutions Corp. – Class A	1,288,355

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Shares	COMMON STOCKS – 68.84%, Continued	Value

	Machinery – 0.57%
4,159	Otis Worldwide Corp.	$284,683

	Media – 6.44%
33,676	Comcast Corp. – Class A	1,822,209
9,348	Liberty Broadband Corp. (a)	1,403,602
		3,225,811
	Personal Products – 2.11%
18,888	Unilever plc – ADR	1,054,517

	Pharmaceuticals – 4.83%
8,025	Johnson & Johnson	1,318,909
12,869	Novartis AG – ADR	1,100,042
		2,418,951
	Road & Rail – 3.19%
6,055	Kansas City Southern	1,598,036

	Software – 8.69%
11,544	Microsoft Corp.	2,721,729
23,237	Oracle Corp.	1,630,540
		4,352,269
	Specialty Retail – 3.41%
9,304	Advance Auto Parts, Inc.	1,707,191
	TOTAL COMMON STOCKS
	(Cost $23,911,284)	34,477,817

	PREFERRED STOCKS – 5.40%

	Closed-End Fund – 2.00%
38,400	Gabelli Equity Trust, Inc. – Series K, 5.00%	999,168
	Technology Hardware,
	Storage & Peripherals – 3.40%
26,435	Samsung Electronics Co., Ltd., 3.59% (b)	1,705,107
	TOTAL PREFERRED STOCKS
	(Cost $1,406,208)	2,704,275

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Shares	EXCHANGE-TRADED FUNDS – 4.54%	Value
46,929	iShares Silver Trust (a)	$1,065,288
7,558	SPDR Gold Shares (a)	1,208,978
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,829,815)	2,274,266

Principal
Amount	CORPORATE BONDS – 6.84%
	Beverages – 0.16%
	Keurig Dr. Pepper, Inc.
$76,000	4.057%, 5/25/2023	81,561

	Biotechnology – 0.31%
	AbbVie, Inc.
150,000	2.30%, 11/21/2022 (d)	154,373

	Capital Markets – 1.55%
	Charles Schwab Corp.
700,000	5.375%, 5/1/2025	777,700

	Chemicals – 0.11%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	54,325

	Computer and Electronic
	Product Manufacturing – 0.20%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	98,344

	Entertainment – 0.35%
	Walt Disney Co.
150,000	8.875%, 4/26/2023	175,234

	Health Care Providers & Services – 0.31%
	McKesson Corp.
150,000	2.70%, 12/15/2022	154,688

	Internet & Direct Marketing Retail – 0.31%
	eBay, Inc.
150,000	2.60%, 7/15/2022	153,616

	Petroleum and Coal
	Products Manufacturing – 1.17%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	584,048

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS – 6.84%, Continued	Value

	Road & Rail – 0.15%
	Burlington Northern Santa Fe LLC
$75,000	3.05%, 9/1/2022	$77,379

	Securities and Commodity Contracts
	Intermediation and Brokerage – 1.90%
	Goldman Sachs Group, Inc.
1,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	952,802

	Specialty Retail – 0.32%
	Advance Auto Parts, Inc.
150,000	4.50%, 12/1/2023	162,515
	TOTAL CORPORATE BONDS
	(Cost $3,134,468)	3,426,585

	MUNICIPAL BONDS – 5.13%
	California Health Facilities Financing Authority,
	Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,288
	California Health Facilities Financing Authority,
	Revenue Bonds, Persons with
	Developmental Disabilities
145,000	7.875%, 2/1/2026, Series 2011B	145,592
	California State Educational Facilities Authority,
	Revenue Bonds, Chapman University
210,000	5.00%, 4/1/2024	210,715
	California State, General Obligation,
	Highway Safety, Traffic Reduction,
	Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	92,263
	California State, General Obligation, Various Purpose
370,000	6.65%, 3/1/2022, Series 2010	391,674
	City of New York, General Obligation,
	Build America Bonds
75,000	5.887%, 12/1/2024	89,074
35,000	5.424%, 3/1/2025	40,926

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 5.13%, Continued	Value
	Commonwealth of Massachusetts,
	Build America Bonds
$110,000	4.20%, 12/1/2021	$112,835
	Dana Point California Community
	Facilities Taxable – Series B
100,000	0.847%, 9/1/2021	100,096
120,000	1.017%, 9/1/2022	120,372
	San Francisco Bay Area Toll Authority,
	Revenue Bonds
100,000	2.075%, 4/1/2021	100,000
100,000	2.128%, 4/1/2022	101,747
100,000	2.234%, 4/1/2023	103,390
80,000	6.793%, 4/1/2030, Series S1-Sub	95,254
	Santa Clara Valley Transportation Authority,
	Sales Tax Revenue, Build America Bonds
75,000	4.899%, 4/1/2022	78,337
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	36,115
15,000	4.988%, 4/1/2039	16,197
	State of Connecticut, Build America Bonds
240,000	5.20%, 12/1/2022	259,330
25,000	5.30%, 12/1/2023	28,214
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	15,873
	State of Hawaii, Build America Bonds
25,000	5.10%, 2/1/2024	28,216
	State of Oregon, General Obligation,
	Board of Higher Education
10,000	5.742%, 8/1/2024, Series A	10,994
	Toledo City School District, General
	Obligation Bonds
225,000	5.00%, 12/1/2024	257,044
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	122,912
	TOTAL MUNICIPAL BONDS
	(Cost $2,537,374)	2,567,458

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Principal
Amount	OTHER SECURITIES – 2.04%	Value
	Independent Power and Renewable
	Electricity Producers – 2.04%
$26,310	Tennessee Valley Authority, Series A, Power Bond	$664,854
	2.216%, (reset annually @ CMT 30 year index average
	+ 84 bps if lower than current rate), 5/1/2029 (c)
13,475	Tennessee Valley Authority, Series D,
	PAARS, Power Bond	355,470
	2.134%, (reset annually @ CMT 30 year index average
	+ 94 bps if lower than current rate), 6/1/2028 (c)
	TOTAL OTHER SECURITIES
	(Cost $1,028,437)	1,020,324

Shares	MONEY MARKET FUND – 6.89%
3,452,290	First American Treasury Obligations
	Fund, Class Z, 0.03% (e)	3,452,290
	TOTAL MONEY MARKET FUND
	(Cost $3,452,290)	3,452,290
	Total Investments in Securities
	(Cost $37,299,876) – 99.68%	49,923,015
	Other Assets in Excess of Liabilities – 0.32%	160,275
	TOTAL NET ASSETS – 100.00%	$50,083,290

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2021.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2021, the value of these investments was $154,373 or 0.31% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Shares	COMMON STOCKS – 90.85%	Value

	Aerospace and Defense – 4.09%
2,653	Lockheed Martin Corp.	$980,284

	Auto Components – 0.18%
10,108	Nexen Corp. (b)	42,022

	Automobiles – 4.08%
92,170	Porsche Automobil Holding SE (b)	979,767

	Beverages – 1.69%
3,958	Heineken N.V. (b)	406,694

	Biotechnology – 1.93%
3,021	Alexion Pharmaceuticals, Inc. (a)	461,941

	Chemicals – 2.14%
19,700	Valvoline, Inc.	513,579

	Diversified Financial Services – 3.81%
3,577	Berkshire Hathaway, Inc. – Class B (a)	913,816

	Food Products – 3.75%
13,127	Danone (b)	900,554

	Health Care Providers & Services – 13.28%
15,628	Centene Corp. (a)	998,785
16,299	CVS Health Corp.	1,226,174
4,928	McKesson Corp.	961,157
		3,186,116
	Hotels, Restaurants & Leisure – 4.03%
202,205	Domino’s Pizza Group plc (b)	967,301

	Household Durables – 3.73%
8,442	Sony Corp. – ADR	894,937

	Insurance – 6.26%
36,655	AIA Group, Ltd. (b)	444,626
929	Markel Corp. (a)	1,058,707
		1,503,333
	Interactive Media & Services – 4.19%
4,622	Baidu, Inc. – ADR (a)	1,005,516

	IT Services – 2.52%
7,750	Cognizant Technology Solutions Corp. – Class A	605,430

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Shares	COMMON STOCKS – 90.85%, Continued	Value

	Media – 11.95%
15,637	Comcast Corp. – Class A	$846,118
151,328	Grupo Televisa S.A.B. – ADR (a)	1,340,766
4,540	Liberty Broadband Corp. (a)	681,681
		2,868,565
	Metals & Mining – 3.58%
43,423	Barrick Gold Corp. (b)	859,775

	Personal Products – 2.97%
12,744	Unilever plc – ADR	711,498

	Pharmaceuticals – 6.01%
2,849	Johnson & Johnson	468,233
11,402	Novartis AG – ADR	974,643
		1,442,876
	Software – 6.23%
2,462	Microsoft Corp.	580,466
13,019	Oracle Corp.	913,543
		1,494,009
	Specialty Retail – 4.43%
5,790	Advance Auto Parts, Inc.	1,062,407
	TOTAL COMMON STOCKS
	(Cost $17,573,229)	21,800,420

	PREFERRED STOCKS – 8.78%

	Auto Components – 0.36%
14,157	Nexen Corp., 3.02% (b)	37,277
19,025	Nexen Tire Corp., 3.72% (b)	49,758
		87,035
	Capital Markets – 0.43%
1,800	Korea Investment Holdings Co., Ltd., 4.74% (b)	102,744

	Containers & Packaging – 0.05%
5,450	NPC, 4.53% (b)	11,172
	Personal Products – 0.31%
1,870	AMOREPACIFIC Group, 1.07% (b)	36,185
65	LG Household & Health Care, Ltd., 1.60% (b)	39,342
		75,527

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Shares	PREFERRED STOCKS – 8.78%, Continued	Value

	Technology Hardware,
	Storage & Peripherals – 7.63%
28,375	Samsung Electronics Co., Ltd., 3.59% (b)	$1,830,241
	TOTAL PREFERRED STOCKS
	(Cost $856,164)	2,106,719

	MONEY MARKET FUND – 1.29%
310,475	First American Treasury Obligations
	Fund, Class Z, 0.03% (c)	310,475
	TOTAL MONEY MARKET FUND
	(Cost $310,475)	310,475
	Total Investments in Securities
	(Cost $18,739,868) – 100.92%	24,217,614
	Liabilities in Excess of Other Assets – (0.92)%	(220,647)
	TOTAL NET ASSETS – 100.00%	$23,996,967

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

COUNTRY ALLOCATION
Country	% of Net Assets
United States	51.5%
Republic of Korea	8.9%
United Kingdom	7.0%
Mexico	5.6%
China	4.2%
Switzerland	4.1%
Germany	4.1%
France	3.7%
Japan	3.7%
Canada	3.6%
Hong Kong	1.9%
Netherlands	1.7%
100.0%
The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Shares	COMMON STOCKS – 96.28%	Value

	Aerospace and Defense – 4.09%
757	Lockheed Martin Corp.	$279,711

	Beverages – 2.13%
1,423	Heineken N.V. (b)	146,217

	Biotechnology – 2.52%
1,128	Alexion Pharmaceuticals, Inc. (a)	172,482

	Building Products – 2.10%
2,395	Masco Corp.	143,461

	Chemicals – 3.13%
8,223	Valvoline, Inc.	214,374

	Construction & Engineering – 0.98%
517	Jacobs Engineering Group, Inc.	66,833

	Diversified Financial Services – 6.10%
1,633	Berkshire Hathaway, Inc. – Class B (a) (d)	417,183

	Food Products – 2.77%
2,768	Danone (b)	189,894

	Health Care Providers & Services – 15.87%
4,323	Centene Corp. (a)	276,283
4,175	CVS Health Corp. (d)	314,084
1,753	McKesson Corp. (d)	341,906
1,198	Quest Diagnostics, Inc.	153,751
		1,086,024
	Insurance – 7.31%
273	Markel Corp. (a)	311,116
1,976	Progressive Corp.	188,925
		500,041
	Interactive Media & Services – 1.82%
572	Baidu, Inc. – ADR (a)	124,439

	IT Services – 3.70%
3,244	Cognizant Technology
	Solutions Corp. – Class A (d)	253,421

	Machinery – 0.48%
479	Otis Worldwide Corp.	32,788

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Shares	COMMON STOCKS – 96.28%, Continued	Value

	Media – 9.13%
6,615	Comcast Corp. – Class A (d)	$357,937
1,777	Liberty Broadband Corp. (a)	266,817
		624,754
	Personal Products – 2.75%
3,379	Unilever plc – ADR	188,650

	Pharmaceuticals – 6.60%
1,477	Johnson & Johnson	242,745
2,442	Novartis AG – ADR (d)	208,742
		451,487
	Road & Rail – 4.33%
1,122	Kansas City Southern (d)	296,117

	Software – 12.02%
2,212	Microsoft Corp. (d)	521,523
4,297	Oracle Corp. (d)	301,520
		823,043
	Specialty Retail – 4.69%
1,750	Advance Auto Parts, Inc. (d)	321,108

	Technology Hardware,
	Storage & Peripherals – 3.76%
141	Samsung Electronics Co., Ltd. (b)	257,184
	TOTAL COMMON STOCKS
	(Cost $4,535,909)	6,589,211

	EXCHANGE-TRADED FUND – 1.11%
3,348	iShares Silver Trust (a)	76,000
	TOTAL EXCHANGE-TRADED FUND
	(Cost $55,739)	76,000

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited), Continued

Shares	MONEY MARKET FUND – 1.04%	Value
70,779	First American Treasury Obligations
	Fund, Class Z, 0.03% (c)	$70,779
	TOTAL MONEY MARKET FUND
	(Cost $70,779)	70,779
	Total Investments in Securities
	(Cost $4,662,427) – 98.43%	6,735,990
	Other Assets in Excess of Liabilities – 1.57%	107,609
	TOTAL NET ASSETS – 100.00%	$6,843,599

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2021.
(d)	All or a portion of the security has been segregated for open short positions.

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2021 (Unaudited)

Shares	SECURITIES SOLD SHORT – 37.99%	Value

	Exchange-Traded Funds – 37.99%
4,812	Invesco QQQ Trust Series 1	$1,535,654
2,685	SPDR S&P 500 ETF Trust	1,064,146
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,631,647)	$2,599,800

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2021 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$256,701,283 and $37,299,876, respectively)	$381,277,942	$49,923,015
Receivables:
Investments sold	3,390,088	343,647
Fund shares issued	332,593	—
Dividends and interest	479,482	123,343
Dividend tax reclaim	378,405	33,424
Prepaid expenses	31,366	21,870
Total assets	385,889,876	50,445,299
LIABILITIES
Payables:
Investments purchased	—	292,486
Fund shares redeemed	130,983	—
Advisory fees	222,595	20,813
Administration and fund accounting fees	33,446	11,197
Audit fees	11,218	11,218
12b-1 distribution fees	54,267	11,988
Chief Compliance Officer fee	1,301	1,300
Custody fees	5,883	2,439
Legal fees	1,147	1,379
Shareholder reporting	7,886	413
Shareholder servicing fees	37,907	6,059
Transfer agent fees and expenses	5,753	2,525
Trustee fees and expenses	133	192
Total liabilities	512,519	362,009
NET ASSETS	$385,377,357	$50,083,290
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$314,376,694	$42,562,587
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	6,019,210	1,159,990
Net asset value, offering and redemption price per share	$52.23	$36.69
Retail Shares
Net assets applicable to shares outstanding	$71,000,663	$7,520,703
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	1,366,050	205,350
Net asset value, offering and redemption price per share	$51.98	$36.62
COMPOSITION OF NET ASSETS
Paid-in capital	$248,719,630	$35,556,601
Total distributable earnings	136,657,727	14,526,689
Net assets	$385,377,357	$50,083,290

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2021 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$18,739,868 and $4,662,427, respectively)	$24,217,614	$6,735,990
Cash	—	14,435
Deposits at broker for short securities	—	2,629,433
Receivables:
Investments sold	—	63,769
Fund shares issued	200,000	—
Dividends and interest	58,902	1,757
Dividend tax reclaim	16,629	10,283
Due from Adviser (Note 4)	1,520	9,070
Prepaid expenses	11,235	13,670
Total assets	24,505,900	9,478,407
LIABILITIES
Securities sold short (proceeds $0
and $1,631,647, respectively)	—	2,599,800
Payables:
Dividends on short positions	—	5,330
Investments purchased	461,744	—
Audit fees	10,471	10,470
Shareholder servicing fees	3,922	707
12b-1 distribution fees	19,431	2,427
Administration and fund accounting fees	7,207	6,865
Legal fees	1,353	1,379
Chief Compliance Officer fee	1,301	1,300
Custody fees	1,954	3,009
Transfer agent fees and expenses	1,505	1,954
Shareholder reporting	—	355
Trustee fees and expenses	45	102
Accrued other expenses	—	1,110
Total liabilities	508,933	2,634,808
NET ASSETS	$23,996,967	$6,843,599
CALCULATION OF NET ASSET VALUE PER SHARE
Retail Shares
Net assets applicable to shares outstanding	$23,996,967	$6,843,599
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	687,740	264,302
Net asset value, offering and
redemption price per share	$34.89	$25.89
COMPOSITION OF NET ASSETS
Paid-in capital	$16,860,715	$5,843,398
Total distributable earnings	7,136,252	1,000,201
Net assets	$23,996,967	$6,843,599

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2021 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $238,698 and $24,785, respectively)	$3,507,798	$375,036
Interest	667	73,533
Total income	3,508,465	448,569
Expenses
Advisory fees (Note 4)	1,427,148	241,748
Shareholder servicing fees – Institutional Class (Note 6)	96,707	17,504
Shareholder servicing fees – Retail Class (Note 6)	34,002	3,616
12b-1 distribution fees – Retail Class (Note 5)	85,384	9,039
Administration and fund accounting fees (Note 4)	81,426	32,114
Registration fees	18,408	15,627
Transfer agent fees and expenses (Note 4)	18,108	7,372
Custody fees (Note 4)	17,629	6,183
Audit fees	11,219	11,219
Reports to shareholders	9,647	2,196
Trustee fees and expenses	8,916	7,374
Miscellaneous expenses	5,251	3,277
Chief Compliance Officer fee (Note 4)	4,488	4,488
Legal fees	3,916	3,540
Insurance expense	2,772	1,247
Interest expense	388	—
Total expenses	1,825,409	366,544
Less: advisory fee waiver (Note 4)	(163,873)	(121,498)
Net expenses	1,661,536	245,046
Net investment income	1,846,929	203,523
REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
Investments	14,749,128	2,056,087
Foreign currency	2,844	316
Net change in unrealized appreciation/(depreciation) on:
Investments	43,019,189	3,315,802
Foreign currency	(14,472)	(1,547)
Net realized and unrealized gain on
investments and foreign currency	57,756,689	5,370,658
Net Increase in Net Assets
Resulting from Operations	$59,603,618	$5,574,181

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2021 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $27,848 and $2,041, respectively)	$183,288	$58,438
Interest	26	8
Total income	183,314	58,446
Expenses
Advisory fees (Note 4)	106,345	35,051
Administration and fund accounting fees (Note 4)	21,062	20,589
12b-1 distribution fees – Retail Class (Note 5)	16,113	5,311
Audit fees	10,471	10,471
Registration fees	9,692	10,084
Shareholder servicing fees – Retail Class (Note 6)	7,372	1,889
Trustee fees and expenses	7,127	7,109
Custody fees (Note 4)	5,599	6,830
Chief Compliance Officer fee (Note 4)	4,488	4,488
Miscellaneous expenses	4,107	6,017
Transfer agent fees and expenses (Note 4)	4,010	3,599
Legal fees	3,815	3,540
Reports to shareholders	1,809	1,757
Insurance expense	1,122	1,113
Interest expense	97	155
Total expenses before dividends
on short positions	203,229	118,003
Dividends on short positions	—	38,012
Total expenses before advisory fee waiver
and expense reimbursement	203,229	156,015
Less: advisory fee waiver and
expense reimbursement (Note 4)	(121,739)	(87,790)
Net expenses	81,490	68,225
Net investment income/(loss)	101,824	(9,779)
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, FOREIGN CURRENCY
AND SECURITIES SOLD SHORT
Net realized gain/(loss) on:
Investments	1,530,071	1,245,472
Foreign currency	(80)	(2)
Securities sold short	—	(862,703)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,483,239	(187,780)
Foreign currency	(1,717)	(110)
Securities sold short	—	368,021
Net realized and unrealized gain on investments,
foreign currency and securities sold short	4,011,513	562,898
Net Increase in Net Assets
Resulting from Operations	$4,113,337	$553,119

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,846,929	$2,491,530
Net realized gain/(loss) from:
Investments	14,749,128	14,383,281
Foreign currency	2,844	(4,770)
Net change in unrealized appreciation/(depreciation) on:
Investments	43,019,189	9,038,828
Foreign currency	(14,472)	6,248
Net increase in net assets resulting from operations	59,603,618	25,915,117
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class shares	(10,685,640)	(23,633,870)
Net dividends and distributions to shareholders –
Retail Class shares	(2,293,886)	(5,863,332)
Total distributions to shareholders	(12,979,526)	(29,497,202)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(10,523,318)	(17,878,968)
Total increase/(decrease) in net assets	36,100,774	(21,461,053)
NET ASSETS
Beginning of period	349,276,583	370,737,636
End of period	$385,377,357	$349,276,583

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class
	Six Months Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	315,793	$15,402,672	1,167,709	$49,569,097
Shares issued on
reinvestments of distributions	222,392	10,645,906	517,328	23,455,656
Shares redeemed*	(663,088)	(32,307,629)	(1,990,615)	(86,112,244)
Net decrease	(124,903)	$(6,259,051)	(305,578)	$(13,087,491)
* Net of redemption fees of		$3,041		$5,833

Retail Class
	Six Months Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	14,038	$687,089	62,738	$2,610,158
Shares issued on
reinvestments of distributions	48,096	2,293,220	129,801	5,861,794
Shares redeemed*	(150,727)	(7,244,576)	(320,187)	(13,263,429)
Net decrease	(88,593)	$(4,264,267)	(127,648)	$(4,791,477)
* Net of redemption fees of		$691		$6,027

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$203,523	$442,548
Net realized gain/(loss) from:
Investments	2,056,087	2,222,942
Foreign currency	316	(295)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,315,802	1,393,457
Foreign currency	(1,547)	591
Net increase in net assets resulting from operations	5,574,181	4,059,243
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class	(1,548,666)	(2,923,716)
Net dividends and distributions to shareholders –
Retail Class	(258,218)	(403,881)
Total distributions to shareholders	(1,806,884)	(3,327,597)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(1,493,193)	(2,661,637)
Total increase/(decrease) in net assets	2,274,104	(1,929,991)
NET ASSETS
Beginning of period	47,809,186	49,739,177
End of period	$50,083,290	$47,809,186

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class
	Six Months Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	15,218	$530,772	123,817	$4,061,436
Shares issued on
reinvestments of distributions	44,293	1,532,090	87,938	2,894,053
Shares redeemed	(89,015)	(3,164,888)	(329,741)	(11,023,151)
Net decrease	(29,504)	$(1,102,026)	(117,986)	$(4,067,662)

Retail Class
	Six Months Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,511	$413,440	76,772	$2,508,843
Shares issued on
reinvestments of distributions	7,472	258,218	12,280	403,882
Shares redeemed*	(30,653)	(1,062,825)	(47,547)	(1,506,700)
Net increase/(decrease)	(11,670)	$(391,167)	41,505	$1,406,025
* Net of redemption fees of		$—		$756

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$101,824	$157,417
Net realized gain/(loss) from:
Investments	1,530,071	506,696
Foreign currency	(80)	(1,669)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,483,239	573,658
Foreign currency	(1,717)	98
Net increase in net assets resulting from operations	4,113,337	1,236,200
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(448,307)	(1,748,951)
Total distributions to shareholders	(448,307)	(1,748,951)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	1,625,689	1,456,109
Total increase in net assets	5,290,719	943,358
NET ASSETS
Beginning of period	18,706,248	17,762,890
End of period	$23,996,967	$18,706,248

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	85,248	$2,757,897	155,180	$4,276,959
Shares issued on
reinvestments of distributions	14,227	448,307	58,221	1,748,951
Shares redeemed	(49,795)	(1,580,515)	(167,736)	(4,569,801)
Net increase	49,680	$1,625,689	45,665	$1,456,109

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(9,779)	$5,709
Net realized gain/(loss) from:
Investments	1,245,472	1,800,924
Foreign currency	(2)	(188)
Securities sold short	(862,703)	(1,996,291)
Net change in unrealized appreciation/(depreciation) on:
Investments	(187,780)	(750,774)
Foreign currency	(110)	239
Securities sold short	368,021	10,493
Net increase/(decrease) in net assets
resulting from operations	553,119	(929,888)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(5,521)	(60,850)
Total distributions to shareholders	(5,521)	(60,850)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(3,560,387)	(7,613,141)
Total decrease in net assets	(3,012,789)	(8,603,879)
NET ASSETS
Beginning of period	9,856,388	18,460,267
End of period	$6,843,599	$9,856,388

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	10,574	$265,356
Shares issued on
reinvestments of distributions	226	5,521	1,797	46,337
Shares redeemed	(149,248)	(3,565,908)	(325,085)	(7,924,834)
Net decrease	(149,022)	$(3,560,387)	(312,714)	$(7,613,141)

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENT OF CASH FLOWS For the Six Months Ended March 31, 2021 (Unaudited)

Increase/(decrease) in cash —

Cash flows from operating activities:
Net increase in net assets from operations	$553,119
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(1,410,554)
Proceeds for sales of investment securities	5,344,264
Closed short sale transactions	(2,571,355)
Proceeds for short-term investments, net	173,801
Increase in dividends and interest receivable	(1,322)
Increase in receivable for securities sold	(63,769)
Decrease in due from Adviser	169
Increase in prepaid expenses and other assets	(7,045)
Decrease in payable for securities purchased	(17,246)
Decrease in payable for dividends on short positions	(2,637)
Decrease in accrued administration fees	(61)
Decrease in 12b-1 distribution and service fees	(2,277)
Decrease in compliance fees	(200)
Increase in custody fees	1
Increase in transfer agent fees and expenses	126
Decrease in other accrued expenses	(11,426)
Unrealized depreciation on securities	(180,240)
Net realized loss on investments	(382,768)
Net cash provided by operating activities	1,420,580

Cash flows from financing activities:
Proceeds from shares sold	—
Payment on shares redeemed	(3,565,908)
Distributions paid in cash	—
Net cash used in financing activities	(3,565,908)

Net decrease in cash	(2,145,328)

Cash and deposits held at broker:
Beginning balance	4,789,196
Ending balance	$2,643,868

Supplemental information:
Non-cash financing activities not included herein consists of dividend
reinvestment of dividends and distributions	$—
Cash paid for interest	$155

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended,
	March 31,
	2021		Year Ended September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$46.02		$46.21	$46.72	$44.08	$40.47	$38.24

Income from
investment operations:
Net investment income^	0.26		0.34	0.23	0.26	0.09	0.06
Net realized and unrealized
gain on investments
and foreign currency	7.71		3.35	2.99	3.61	3.59	3.53
Total from
investment operations	7.97		3.69	3.22	3.87	3.68	3.59

Less distributions:
From net
investment income	(0.37)		(0.24)	(0.39)	(0.08)	(0.07)	(0.02)
From net realized
gain on investments	(1.39)		(3.64)	(3.34)	(1.15)	—	(1.34)
Total distributions	(1.76)		(3.88)	(3.73)	(1.23)	(0.07)	(1.36)
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period	$52.23		$46.02	$46.21	$46.72	$44.08	$40.47

Total return	17.68	%‡	8.12%	7.61%	8.93%	9.10%	9.52%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$314,377		$282,746	$298,028	$350,205	$488,084	$508,930
Ratio of expenses
to average net assets:
Before fee waivers	0.94	%†	1.00%	1.06%	1.08%	1.20%	1.19%
After fee waivers	0.85	%†	0.90%	0.96%	0.96%	1.07%	1.05%
Ratio of net investment
income to average net assets:
Before fee waivers	0.97	%†	0.68%	0.44%	0.47%	0.09%	0.02%
After fee waivers	1.06	%†	0.78%	0.54%	0.59%	0.22%	0.16%
Portfolio turnover rate	16.73	%‡	52.15%	47.87%	39.71%	21.63%	30.58%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months
	Ended,
	March 31,
	2021		Year Ended September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$45.74		$45.95	$46.43	$43.87	$40.32	$38.21

Income from
investment operations:
Net investment
income/(loss)^	0.19		0.22	0.11	0.12	(0.02)	(0.05)
Net realized and unrealized
gain on investments
and foreign currency	7.67		3.33	2.98	3.59	3.57	3.52
Total from
investment operations	7.86		3.55	3.09	3.71	3.55	3.47

Less distributions:
From net
investment income	(0.23)		(0.12)	(0.23)	—	—	(0.02)
From net realized
gain on investments	(1.39)		(3.64)	(3.34)	(1.15)	—	(1.34)
Total distributions	(1.62)		(3.76)	(3.57)	(1.15)	—	(1.36)
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period	$51.98		$45.74	$45.95	$46.43	$43.87	$40.32

Total return	17.52	%‡	7.83%	7.32%	8.58%	8.80%	9.20%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$71,000		$66,531	$72,710	$70,365	$88,843	$98,293
Ratio of expenses
to average net assets:
Before fee waivers	1.23	%†	1.29%	1.34%	1.39%	1.47%	1.47%
After fee waivers	1.14	%†	1.19%	1.24%	1.27%	1.34%	1.34%
Ratio of net investment
income/(loss) to average
net assets:
Before fee waivers	0.68	%†	0.39%	0.16%	0.16%	(0.17)%	(0.25)%
After fee waivers	0.77	%†	0.49%	0.26%	0.28%	(0.04)%	(0.12)%
Portfolio turnover rate	16.73	%‡	52.15%	47.87%	39.71%	21.63%	30.58%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended,
	March 31,
	2021		Year Ended September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$34.01		$33.55	$33.58	$32.27	$30.60	$29.60

Income from
investment operations:
Net investment income^	0.15		0.33	0.38	0.34	0.15	0.14
Net realized and unrealized
gain on investments
and foreign currency	3.86		2.60	1.70	1.67	1.94	2.08
Total from
investment operations	4.01		2.93	2.08	2.01	2.09	2.22

Less distributions:
From net
investment income	(0.31)		(0.43)	(0.49)	(0.07)	(0.20)	(0.07)
From net realized
gain on investments	(1.02)		(2.04)	(1.62)	(0.63)	(0.22)	(1.15)
Total distributions	(1.33)		(2.47)	(2.11)	(0.70)	(0.42)	(1.22)
Paid-in capital from
redemption fees	—		—	—	—	0.00 ^#	0.00 ^#
Net asset value,
end of period	$36.69		$34.01	$33.55	$33.58	$32.27	$30.60

Total return	12.04	%‡	8.99%	6.89%	6.32%	6.94%	7.68%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$42,562		$40,450	$43,865	$46,366	$60,061	$53,485
Ratio of expenses
to average net assets:
Before fee waivers	1.46	%†	1.47%	1.45%	1.44%	1.47%	1.47%
After fee waivers	0.96	%†	0.96%	0.98%	0.97%	1.02%	1.08%
Ratio of net investment
income to average net assets:
Before fee waivers	0.35	%†	0.50%	0.71%	0.59%	0.04%	0.08%
After fee waivers	0.85	%†	1.01%	1.18%	1.06%	0.49%	0.47%
Portfolio turnover rate	17.59	%‡	48.02%	45.52%	36.29%	30.04%	34.43%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months						January 21,
	Ended						2016*
	March 31,						to
	2021		Year Ended September 30,				September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$33.91		$33.47	$33.44	$32.16	$30.54	$27.68

Income from
investment operations:
Net investment income^	0.10		0.24	0.29	0.26	0.07	0.05
Net realized and unrealized
gain on investments
and foreign currency	3.86		2.59	1.72	1.65	1.94	2.81
Total from
investment operations	3.96		2.83	2.01	1.91	2.01	2.86

Less distributions:
From net
investment income	(0.23)		(0.35)	(0.36)	(0.00)#	(0.17)	—
From net realized
gain on investments	(1.02)		(2.04)	(1.62)	(0.63)	(0.22)	—
Total distributions	(1.25)		(2.39)	(1.98)	(0.63)	(0.39)	—
Paid-in capital from
redemption fees	—		0.00 ^#	—	—	—	—
Net asset value,
end of period	$36.62		$33.91	$33.47	$33.44	$32.16	$30.54

Total return	11.90	%‡	8.68%	6.66%	6.00%	6.68%	10.33	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$7,521		$7,359	$5,874	$7,361	$8,998	$6,990
Ratio of expenses
to average net assets:
Before fee waivers	1.73	%†	1.74%	1.70%	1.70%	1.73%	1.75	%†
After fee waivers	1.23	%†	1.23%	1.23%	1.23%	1.28%	1.30	%†
Ratio of net investment income/
(loss) to average net assets:
Before fee waivers	0.08	%†	0.23%	0.45%	0.33%	(0.21)%	(0.23	)%†
After fee waivers	0.58	%†	0.74%	0.92%	0.80%	0.24%	0.22	%†
Portfolio turnover rate	17.59	%‡	48.02%	45.52%	36.29%	30.04%	34.43	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
**	Portfolio turnover calculated for the year ended September 30, 2016.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months
	Ended,
	March 31,
	2021		Year Ended September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$29.32		$29.98	$31.30	$29.76	$26.89	$24.87

Income from
investment operations:
Net investment income	0.15		0.28	0.37	0.31	0.18 ^	0.16
Net realized and unrealized
gain on investments
and foreign currency	6.11		2.22	0.90	3.05	3.03	3.06
Total from
investment operations	6.26		2.50	1.27	3.36	3.21	3.22

Less distributions:
From net
investment income	(0.23)		(0.41)	(0.28)	(0.21)	(0.14)	(0.20)
From net realized
gain on investments	(0.46)		(2.75)	(2.31)	(1.61)	(0.20)	(1.00)
Total distributions	(0.69)		(3.16)	(2.59)	(1.82)	(0.34)	(1.20)
Paid-in capital from
redemption fees	—		—	—	0.00 ^#	0.00 ^#	—
Net asset value,
end of period	$34.89		$29.32	$29.98	$31.30	$29.76	$26.89

Total return	21.59	%‡	8.09%	4.92%	11.72%	12.10%	13.21%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$23,997		$18,706	$17,763	$28,353	$30,307	$27,444
Ratio of expenses
to average net assets:
Before fee waivers and
expense reimbursement	1.89	%†	1.99%	1.96%	1.72%	1.90%	1.97%
After fee waivers and
expense reimbursement	0.76	%†	0.70%	0.59%	0.52%	0.65%	0.55%
Ratio of net investment income/
(loss) to average net assets:
Before fee waivers and
expense reimbursement	(0.18	)%†	(0.42)%	(0.31)%	(0.26)%	(0.60)%	(0.74)%
After fee waivers and
expense reimbursement	0.95	%†	0.87%	1.06%	0.94%	0.65%	0.68%
Portfolio turnover rate	28.02	%‡	60.69%	73.90%	65.99%	75.78%	52.75%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months						December 31,
	Ended,						2015*
	March 31,						to
	2021		Year Ended September 30,				September 30,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value,
beginning of period	$23.85		$25.43	$23.92	$24.20	$24.52	$24.00

Income from
investment operations:
Net investment
income/(loss)	(0.03)		0.02	0.09	(0.04)	(0.19)	(0.21	)^
Net realized and unrealized
gain/(loss) on investments,
foreign currency and
securities sold short	2.09		(1.51)	1.42	0.23	(0.03)	0.73
Total from
investment operations	2.06		(1.49)	1.51	0.19	(0.22)	0.52

Less distributions:
From net realized
gain on investments	(0.02)		(0.09)	—	(0.47)	(0.10)	—
Paid-in capital from
redemption fees	—		—	—	0.00 ^#	—	—
Net asset value,
end of period	$25.89		$23.85	$25.43	$23.92	$24.20	$24.52

Total return	8.64	%‡	-5.90%	6.31%	0.79%	-0.89%	2.17	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$6,844		$9,856	$18,460	$20,994	$25,129	$25,021
Ratio of expenses
to average net assets:
Before fee waivers and
expense reimbursement	4.41	%†	3.28%	2.78%	2.88%	3.15%	3.98	%†
After fee waivers and
expense reimbursement	1.93	%†	1.88%	1.66%	1.84%	2.14%	2.53	%†
Ratio of net investment income/
(loss) to average net assets:
Before fee waivers and
expense reimbursement	(2.76	)%†	(1.36)%	(0.81)%	(1.12)%	(1.77)%	(2.62	)%†
After fee waivers and
expense reimbursement	(0.28	)%†	0.04%	0.31%	(0.08)%	(0.76)%	(1.17	)%†
Portfolio turnover rate	20.38	%‡	50.13%	54.42%	59.57%	27.42%	25.13	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The investment objective of the Scharf Alpha Opportunity Fund is to seek long-term capital appreciation and to provide returns above inflation while exposing investors to less volatility than typical equity investments. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011 and January 28, 2015, respectively. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012 and January 21, 2016, respectively.  The Scharf Global Opportunity Fund commenced operations on October 14, 2014.

The Scharf Alpha Opportunity Fund commenced operations on December 31, 2015. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 184,713 shares on December 31, 2015. The fair value and cost of securities received by the Fund was $3,729,932 and $3,291,912, respectively. In addition, the Fund received $703,175 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds prior three fiscal years are open for examination.  Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Discounts on securities purchased are accreted over the life of the respective security using the effective interest method. Premiums on securities purchased are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Scharf Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. The Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund each charge a 2.00% redemption fee to shareholders who redeem shares held for 15 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statement of changes.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

H.
Leverage and Short Sales: The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

I.
Accounting Pronouncements: In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption.

As a result of the adoption of ASU 2017-08, as of October 1, 2019, the net unrealized appreciation on investments was increased and the cost of investments was reduced by the amounts below.  The adoption of ASU 2017-08 had no impact on beginning net assets, or any prior period information presented in the financial statements.

Scharf Multi-Asset Opportunity Fund $171,741

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

J.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Restricted Securities: The Funds’ may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law.  Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  At March 31, 2021, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933.  There were no other restricted investments held by the Funds at March 31, 2021.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2021:

Scharf Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$41,055,988	$—	$—	$41,055,988
Consumer Discretionary	17,770,089	—	—	17,770,089
Consumer Staples	31,709,621	—	—	31,709,621
Financials	51,527,448	—	—	51,527,448
Health Care	97,366,714	—	—	97,366,714
Industrials	49,994,819	—	—	49,994,819
Information Technology	59,328,640	—	—	59,328,640
Materials	11,923,766	—	—	11,923,766
Total Common Stocks	360,677,085	—	—	360,677,085
Preferred Stock
Information Technology	15,387,568	—	—	15,387,568
Total Preferred Stock	15,387,568	—	—	15,387,568
Money Market Fund	5,213,289	—	—	5,213,289
Total Investments
in Securities	$381,277,942	$—	$—	$381,277,942

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

Scharf Multi-Asset Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,812,543	$—	$—	$3,812,543
Consumer Discretionary	2,400,358	—	—	2,400,358
Consumer Staples	2,945,798	—	—	2,945,798
Financials	4,680,800	—	—	4,680,800
Health Care	9,184,377	—	—	9,184,377
Industrials	4,611,125	—	—	4,611,125
Information Technology	5,640,624	—	—	5,640,624
Materials	1,202,192	—	—	1,202,192
Total Common Stocks	34,477,817	—	—	34,477,817
Preferred Stocks
Closed-End Fund	999,168	—	—	999,168
Information Technology	1,705,107	—	—	1,705,107
Total Preferred Stocks	2,704,275	—	—	2,704,275
Exchange-Traded Fund	2,274,266	—	—	2,274,266
Fixed Income
Corporate Bonds	—	3,426,585	—	3,426,585
Municipal Bonds	—	2,567,458	—	2,567,458
Total Fixed Income	—	5,994,043	—	5,994,043
Other Securities	1,020,324	—	—	1,020,324
Money Market Fund	3,452,290	—	—	3,452,290
Total Investments
in Securities	$43,928,972	$5,994,043	$—	$49,923,015

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

Scharf Global Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,874,081	$—	$—	$3,874,081
Consumer Discretionary	3,946,434	—	—	3,946,434
Consumer Staples	2,018,745	—	—	2,018,745
Financials	2,417,149	—	—	2,417,149
Health Care	5,090,934	—	—	5,090,934
Industrials	980,284	—	—	980,284
Information Technology	2,099,439	—	—	2,099,439
Materials	1,373,354	—	—	1,373,354
Total Common Stocks	21,800,420	—	—	21,800,420
Preferred Stocks
Consumer Discretionary	87,035	—	—	87,035
Consumer Staples	75,527	—	—	75,527
Financials	102,744	—	—	102,744
Information Technology	1,830,241	—	—	1,830,241
Materials	11,172	—	—	11,172
Total Preferred Stocks	2,106,719	—	—	2,106,719
Money Market Fund	310,475	—	—	310,475
Total Investments
in Securities	$24,217,614	$—	$—	$24,217,614

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

Scharf Alpha Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Communication Services	$749,193	$—	$—	$749,193
Consumer Discretionary	321,107	—	—	321,107
Consumer Staples	524,760	—	—	524,760
Financials	917,224	—	—	917,224
Health Care	1,709,994	—	—	1,709,994
Industrials	818,910	—	—	818,910
Information Technology	1,333,649	—	—	1,333,649
Materials	214,374	—	—	214,374
Total Common Stocks	6,589,211	—	—	6,589,211
Exchange-Traded Fund	76,000	—	—	76,000
Money Market Fund	70,779	—	—	70,779
Total Investments
in Securities	$6,735,990	$—	$—	$6,735,990
Liabilities:
Securities Sold Short
Exchange-Traded Funds	2,599,800	—	—	2,599,800
Total Securities Sold Short	$2,599,800	$—	$—	$2,599,800

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Scharf Investments, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

advice, office space and facilities, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Scharf Fund pays fees calculated at an annual rate of 0.78% based upon the average daily net assets of the Fund. The Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund pay fees calculated at an annual rate of 0.99% based upon the average daily net assets of each Fund.  For the six months ended March 31, 2021, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Expense Caps
Scharf Fund	0.79%
Scharf Multi-Asset Opportunity Fund	0.88%
Scharf Global Opportunity Fund	0.54%
Scharf Alpha Opportunity Fund	0.65%

Percent of average daily net assets of each Fund.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended March 31, 2021, the Adviser reduced its fees in the amount of $163,873, $121,498, $121,739, and $87,790, for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund, respectively.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

No amounts were recouped by the Adviser.  The expense limitation for the Funds will remain in effect through at least January 27, 2022.  The Expense Caps may be terminated only by the Board of Trustees (the “Board”) of the Trust.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

		Scharf Multi-Asset		Scharf Global		Scharf Alpha
Scharf Fund		Opportunity Fund		Opportunity Fund		Opportunity Fund
Year	Amount	Year	Amount	Year	Amount	Year	Amount
9/30/21	$263,944	9/30/21	$128,146	9/30/21	$170,668	9/30/21	$111,622
9/30/22	399,212	9/30/22	243,918	9/30/22	282,233	9/30/22	218,755
9/30/23	332,172	9/30/23	232,919	9/30/23	233,218	9/30/23	196,629
3/31/24	163,873	3/31/24	121,498	3/31/24	121,739	3/31/24	87,790
	$1,159,201		$726,481		$807,858		$614,796

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, and the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended March 31, 2021, are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund’s shares.  Quasar is a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – 12B-1 DISTRIBUTION FEES

The Retail Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2021, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statements of operations.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2021, the shareholder servicing fees accrued by the Funds are disclosed in the statements of operations.

NOTE 7 – LINES OF CREDIT

The Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund have secured lines of credit in the amount of $20,000,000, $5,000,000, $2,200,000, and $1,000,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2021, the Scharf Multi-Asset Opportunity Fund did not draw upon its line of credit. During the six months ended March 31, 2021, the Scharf Fund, Scharf Global Opportunity Fund and the Scharf Alpha Opportunity Fund drew on its line of credit.

The Scharf Fund had an outstanding average balance of $23,615, paid a weighted average interest rate of 3.25%, and incurred interest expense of $388.  The maximum borrowing by the Fund occurred on December 9, 2020 in the amount of $2,551,000.

The Scharf Global Opportunity Fund had an outstanding average balance of $5,060, paid a weighted average interest rate of 3.25%, and incurred interest expense of $97.  The maximum borrowing by the Fund occurred on November 5, 2020 in the amount of $377,000.

The Scharf Alpha Opportunity Fund had an outstanding average balance of $9,934, paid a weighted average interest rate of 3.25%, and incurred interest expense of $155.  The maximum borrowing by the Fund occurred on October 23, 2020 in the amount of $320,000.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

At March 31, 2021, the Funds had no outstanding loan amounts.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$59,327,679	$71,759,439
Scharf Multi-Asset Opportunity Fund	7,908,998	9,477,813
Scharf Global Opportunity Fund	7,478,529	5,881,920
Scharf Alpha Opportunity Fund	1,410,554	5,344,264

During the six months ended March 31, 2021, there were no purchases and sales of U.S. Government securities in any of the Funds.

For the six months ended March 31, 2021, the Scharf Alpha Opportunity Fund had $0 and $2,571,355 of proceeds from short sales and buy cover transactions, respectively.  This activity is included in the portfolio turnover disclosed in the financial highlights.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2020, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows

		Scharf
		Multi-Asset
	Scharf	Opportunity
	Fund	Fund
Cost of investments (a)	$271,757,892	$38,760,982
Gross unrealized appreciation	90,258,781	10,017,767
Gross unrealized depreciation	(11,672,820)	(903,315)
Net unrealized appreciation (a)	78,585,961	9,114,452
Net unrealized appreciation/(depreciation)
on foreign currency	5,729	548
Undistributed ordinary income	2,217,817	358,938
Undistributed long-term capital gains	9,224,128	1,285,454
Total distributable earnings	11,441,945	1,644,392
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$90,033,635	$10,759,392

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

	Scharf Global	Scharf Alpha
	Opportunity	Opportunity
	Fund	Fund
Cost of investments (a)	$15,667,594	$4,484,752
Gross unrealized appreciation	4,394,125	2,736,332
Gross unrealized depreciation	(1,332,297)	(2,111,747)
Net unrealized appreciation (a)	3,061,828	624,585
Net unrealized appreciation/(depreciation)
on foreign currency	140	239
Undistributed ordinary income	125,304	5,521
Undistributed long-term capital gains	283,950	—
Total distributable earnings	409,254	5,521
Other accumulated gains/(losses)	—	(177,742)
Total accumulated earnings/(losses)	$3,471,222	$452,603

(a)
The difference between book-basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships, tax equalization and transfer in-kind.

At September 30, 2020, the Scharf Alpha Opportunity Fund had a short-term capital loss carryforward of $177,742.

The capital losses may be carried forward indefinitely to offset future gains.

The tax character of distributions paid during the six months ended March 31, 2021 and the year ended September 30, 2020 was as follows:

	March 31, 2021		September 30, 2020
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Scharf Fund	$2,573,148	$10,406,378	$1,639,766	$27,857,436
Scharf Multi-Asset
Opportunity Fund	410,985	1,395,899	571,880	2,755,717
Scharf Global
Opportunity Fund	148,519	299,788	265,211	1,483,740
Scharf Alpha
Opportunity Fund	5,521	—	60,850	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2020.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2021, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Scharf Fund	Retail Class	Institutional Class
Morgan Stanley Smith Barney LLC	—	47.51%
Charles Schwab & Co., Inc.	—	25.28%
National Financial Services LLC	89.35%	—

Scharf Multi-Asset Opportunity Fund	Retail Class	Institutional Class
Charles Schwab & Co., Inc.	82.39%	88.21%

Scharf Global Opportunity Fund	Retail Class	Institutional Class
Charles Schwab & Co., Inc.	56.43%	—
Brian Alan Krawez and Karen Krawez Trust	25.63%	—

Scharf Alpha Opportunity Fund	Retail Class	Institutional Class
Charles Schwab & Co., Inc.	80.81%	—

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Investment Style Risk.  The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small-and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk.  There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Funds.  In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact a Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2021 (Unaudited), Continued

cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Short Sales Risk (Scharf Alpha Opportunity Fund).  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Leverage Risk (Scharf Alpha Opportunity Fund).  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2021 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through June 30, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund
Scharf Alpha Opportunity Fund

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of each of the Scharf Fund, Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”), Scharf Global Opportunity Fund (the “Global Opportunity Fund”) and Scharf Alpha Opportunity Fund (the “Alpha Opportunity Fund”) (collectively, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  Additionally, the Board considered how the Adviser’s business continuity plan has operated during the recent COVID-19 pandemic.  The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser in person or by videoconference to discuss each Fund’s performance and investment outlook as well as various marketing and

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2020 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and the Adviser’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Scharf Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-year period and underperformed for the three- and five-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three- and five-year periods ended June 30, 2020.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed its similar account composite for the one-, three-, and five-year periods.

Multi-Asset Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one and three-year periods and underperformed for the five-year period ended

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

June 30, 2020. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary benchmark index for the one-, three- and five-year periods ended June 30, 2020. The Board noted that the Fund underperformed its secondary benchmark index for the one-year period and outperformed for the three- and five-year periods ended June 30, 2020. The Board also noted that the Fund outperformed its tertiary benchmark index for the one-year period and underperformed for the three- and five-year periods ended June 30, 2020.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three- and five-year periods.

Global Opportunity Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-, three- and five-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index over the one- and five-year periods and underperformed over the three-year period ended June 30, 2020.

The Board noted that the Adviser stated it does not manage any other accounts similarly to the Fund.

Alpha Opportunity Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one- and three-year periods ended June 30, 2020.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary benchmark index over the one- and three-year periods ended June 30, 2020. The Board also noted that the Fund underperformed its secondary and tertiary benchmark indices for the one- and three-year periods ended June 30, 2020.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed composite for the one- and three-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and to the Adviser’s similarly managed separate accounts for other

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

types of clients, if applicable, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Scharf Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.79% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was also above the peer group median and average. The Board also noted that the contractual advisory fee was above its peer group median and average, and also above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund as of the year ended June 30, 2020, were above the peer group median and average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

Multi-Asset Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.88% (the “Expense Cap”).  The Board noted that Fund’s total expense ratio was above the peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was above the peer group median and average.  Additionally, the Board noted that the contractual advisory fee was significantly above its peer group median and average, and that the contractual advisory fee was also significantly above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund as of the year ended June 30, 2020, were below the peer group median and above the average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Global Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.54%.  The Board noted that the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average, as well.  The Board noted that the Fund’s contractual advisory fee was above the peer group median and average, and also above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund as of the year ended June 30, 2020.  The Board also considered that the Adviser does not manage any other accounts similarly to that of the Fund.

Alpha Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.65% (the “Expense Cap”).  The Board noted that Fund’s total expense ratio was below the peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that the contractual advisory fee was below its peer group median and average, and that the contractual advisory fee was also below its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund as of the year ended June 30, 2020.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds.  The Board also considered that the Funds utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund, Multi-Asset Fund, Global Opportunity Fund and Alpha Opportunity Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

SCHARF FUNDS
PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Scharf Investments, LLC
16450 Los Gatos Blvd., Suite 207
Los Gatos, CA 95032

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF.  Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)  Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

       (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  6/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  6/7/21

By (Signature and Title)*                  /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer
/Principal Financial Officer

Date 6/7/21

* Print the name and title of each signing officer under his or her signature.